THE DRESHER FAMILY OF FUNDS

                      The Dresher Classic Retirement Fund

                                       &

                     The Dresher Comprehensive Growth Fund

                                 ANNUAL REPORT

                               December 31, 2000

                      MANAGEMENT DISCUSSION OF PERFORMANCE

                                    General

As the year 2000 comes to a close, it brought an end to one of the most volatile years the stock market has seen.It began with growth virtually across the board. The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund posted first quarter gains of 4.32% and 7.16% respectively.

By April, however, investors' confidence waned, particularly in the technology and telecommunication sectors all but eliminating gains built up in the first quarter. The second and third quarters showed a market unable to build momentum in either direction leading to a steadily declining fourth quarter.

Our value holdings in both Funds performed very well with Selected American Shares at 5.91% in The Classic Retirement Fund and Legg Mason 4.07% and Weitz Value 28.26% in The Comprehensive Growth Fund. Growth funds suffered consistent double digit losses including Marsico Growth and Income (-15.83%) and White Oak Growth (-25.33%) in The Retirement Fund and Harbor Capital Appreciation (-17.59%) and Marsico Focus (-17.84%) In The Growth Fund.

                      The Dresher Classic Retirement Fund

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks moderate capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock.

                     The Dresher Comprehensive Growth Fund

The Dresher Comprehensive Growth Fund is a no-load, aggressive-growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, it will invest at least 75% of its assets in mutual funds that invest primarily in common stock or securities convertible or exchangeable for common stock.

We continue to be long-term investors unwilling to chase the hot sector. We are confident our strategy will bring long-term benefits to our shareholders.

                            PORTFOLIO OF INVESTMENTS
                      THE DRESHER CLASSIC RETIREMENT FUND
                               DECEMBER 31, 2000




                                                                   PERCENTAGE
FUND                                         SHARES      VALUE      OF TOTAL
------------------------------------        -------   -----------   ---------
Selected American Shares                     80,821   $ 2,855,389       21.6%
Marsico Growth and Income Fund              149,907     2,648,860       20.0%
Price Blue Chip Growth Fund                  76,131     2,577,037       19.5%
White Oak Growth Fund                        37,770     2,382,177       18.0%
Janus Worldwide Fund                         26,226     1,491,198       11.3%
                                                      ___________   _________

Total Investments (cost $11,131,436)                   11,954,661       90.4%
Other Assets and LiabilIties                            1,292,623        9.6%
                                                      ___________   _________

Net Assets                                            $13,247,284      100.0%
                                                      ===========   =========

            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $13,645                       $12,727
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $12,228                       $13,028
----------------------------------------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                            PORTFOLIO OF INVESTMENTS
                     THE DRESHER COMPREHENSIVE GROWTH FUND
                               DECEMBER 31, 2000


                                                                   PERCENTAGE
FUND                                        SHARES      VALUE       OF TOTAL
-----------------------------------        -------   -----------   ----------
White Oak Growth Fund                       39,008   $ 2,460,242        16.8%
Harbor Capital Appreciation Fund            62,123     2,210,341        15.1%
Weitz Series Value Fund                     52,096     1,834,808        12.6%
Marsico Focus Fund                         104,804     1,805,767        12.4%
Invesco Strategic Technology Fund           27,622     1,650,992        11.3%
Torray Fund                                 38,278     1,523,075        10.4%
Stein Roe Large Company Focus Fund         129,742     1,458,298        10.0%
                                                     ___________    _________

Total Investments (cost $12,675,198)                  12,943,523        88.6%
Other Assets and Liabilities                           1,665,742        11.4%
                                                     ___________    _________

Net Assets                                           $14,609,265       100.0%
                                                     ===========    =========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensove     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $14,981                       $16,745
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $13,296                       $13,450
----------------------------------------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                             CLASSIC           COMPREHENSIVE
                                          RETIREMENT FUND       GROWTH FUND
ASSETS

Investments In Securities:
  At Acquisition Cost                      $ 11,131,436         $ 12,675,198
                                           ============         ============
  At Value (Note 1)                        $ 11,954,661         $ 12,943,523
Cash, at Custodian Bank                       1,291,458            1,664,536
 Interest and Dividends Receivable                3,589                4,834
                                           ____________         ____________

     TOTAL ASSETS                            13,249,708           14,612,893
                                           ____________         ____________

LIABILITIES

 Payable to Advisor (Note 3)                      2,424                3,628
                                           ____________         ____________

     TOTAL LIABILITIES                            2,424                3,628
                                           ____________         ____________

NET ASSETS                                 $ 13,247,284         $ 14,609,265
                                           ============         ============

NET ASSETS consist of:
  Capital Shares                           $ 12,424,059         $ 14,340,940
  Net Unrealized Appreciation in
   Investments                                  823,225              268,325
                                           ____________        _____________

NET ASSETS                                 $ 13,247,284         $ 14,609,265
                                           ============         ============
SHARES OUTSTANDING (Unlimited Number
  of Shares Authorized, No Par Value)           467,300              517,557
                                           ============         ============
NET ASSET VALUE PER SHARE                  $      28.35         $      28.23
                                           ============         ============

   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2000

                                                CLASSIC        COMPREHENSIVE
                                            RETIREMENT FUND     GROWTH FUND

INVESTMENT INCOME
   Interest Income                            $     93,246      $     79,902
   Dividend Income From Underlying Funds*           28,718            53,961
                                              _____________     _____________

  Total Investment Income                          121,964           133,863
                                              _____________     _____________

EXPENSES
   Management Fees (Note 3)                        164,357           175,764
   Distribution Fees (Note 3)                       34,236            36,611
                                              _____________     _____________

  Total Expenses Before Waiver By Advisor          198,593           212,375
                                              _____________     _____________

   Fees Waived By Advisor (Note 3)                 (34,236)          (36,611)
                                              _____________     _____________

  Total Expenses After Fees Waived by Advisor      164,357           175,764
                                              _____________     _____________

NET INVESTMENT INCOME (LOSS)                       (42,393)          (41,901)
                                              _____________     _____________

REALIZED and UNREALIZED GAIN
 ON INVESTMENTS
   Capital Gain Distributions Received
    From Underlying Funds                          643,880         1,164,098
   Realized Gain (Loss) on Sale of
    Underlying Funds                              (159,037)          315,231
   Change in Net Unrealized Appreciation
    of Underlying Funds                         (1,887,141)       (3,284,379)
                                              _____________     _____________
   Net Realized and Unrealized Gain
    on Investments                              (1,402,298)       (1,805,050)
                                              _____________     _____________
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                    $ (1,444,691)     $ (1,846,951)
                                              =============     =============


*Net of foreign taxes withheld as follows:    $        590      $          0


   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS


                                  CLASSIC RETIREMENT        COMPREHENSIVE
                                         FUND                GROWTH FUND

                                 For the      For the     For the     For the
                                  Year         Year        Year        Year
                                  Ended        Ended       Ended       Ended
                                 December     December    December    December
                                 31, 2000     31, 1999    31, 2000    31, 1999

OPERATIONS

Net Investment Loss           $  (42,393)  $   (5,742)  $  (41,901) $  (42,536)
Net Realized Gain (Loss) from
 Security Transactions          (159,037)    (163,737)     315,231    (108,647)
Capital Gain Distributions
 from Underlying Funds           643,880      273,736    1,164,098     382,401
Change in Net Unrealized
 Appreciation in Underlying
 Funds                        (1,887,141)   2,337,987   (3,284,379)  3,202,174
                              ___________  ___________  ___________  __________

Increase (Decrease) In Net
 Assets from Operations       (1,444,691)   2,442,244   (1,846,951)  3,433,392
                              ___________  ___________  ___________ ___________


DISTRIBUTIONS TO SHAREHOLDERS

Dividends from Net
 Investment Income                     -            -            -           -
Dividends from Net
 Realized Gains                 (413,838)    (104,259)  (1,426,229)   (285,150)
                               __________  ___________  ___________ ___________

Decrease in Net Assets due to
 Distributions                  (413,838)    (104,259)  (1,426,229)   (285,150)



CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold      $ 5,897,689 $ 3,853,401 $ 6,987,051   3,500,836
Reinvestment of Distributions      543,086     208,069   1,561,408     394,325
Cost of Shares Redeemed         (2,891,171) (4,574,262) (3,564,263) (4,578,691)
                                ___________ ___________ ___________ ___________
Increase (Decrease) In Net
 Assets due to Share
 Transactions                    3,549,604    (512,792)  4,984,196    (683,530)
                                 __________ ___________ ___________ ___________

Increase In Net Assets           1,691,075   1,825,193   1,711,016   2,464,712

Net Assets - Beginning of
 Year                           11,556,209   9,731,016  12,898,249  10,433,537
                               ___________ ___________ ___________ ____________

Net Assets - End of Year       $13,247,284 $11,556,209 $14,609,265 $12,898,249
                               =========== =========== =========== ============

OTHER INFORMATION

Shares:
 Sold                              186,043     140,689     199,869     122,714
 Issued In Reinvestment of
 Distributions                      18,558       6,876      53,827      11,813
 Redeemed                          (91,232)   (167,890)   (102,610)   (162,595)
                               ___________   _________   _________   _________

Net Increase (Decrease)            113,369     (20,325)    151,086     (28,068)
                               ===========   =========   =========   ==========


   The accompanying notes are an integral part of these financial statements.

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                               CLASSIC
                                          RETIREMENT FUND
                        -------------------------------------------------------
                                                                   For the
                                                                  Period from
                                                                  October 1,
                                                                 1997 (Date of
                                                                  Commencement
                         For the      For the      For the       of Investment
                        Year Ended   Year Ended   Year Ended      Operations)
                         December     December     December       to December
                        31, 2000     31, 1999     31, 1998        31, 1997


Net Asset Value,
 Beginning Period      $   32.65     $   26.00   $   24.20       $   25.23
                       _________     __________  __________      __________
Investment Operations
 Net Investment Income
  (Loss)                   (0.07)        (0.02)      (0.05)           0.34
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           (3.31)         6.97        1.96           (0.40)
                       __________    __________  __________      __________
Total from Investment
 Operations                (3.38)         6.95        1.91           (0.06)
                       __________    __________  __________      __________
Distributions
 Dividends from Net
   Investment Income           -             -       (0.11)          (0.34)
 Distributions from
   Net Realized Gains      (0.92)       (0.30)           -           (0.63)
                       __________    _________   __________      __________
Total from
 Distributions             (0.92)       (0.30)       (0.11)          (0.97)
                       __________    __________  __________      __________
Net Asset Value, End
 of Period             $   28.35     $   32.65   $   26.00       $   24.20
                       ==========    ==========  ==========      ==========

Total Return              (10.35%)       26.73%       7.89%          (0.20%)
Ratio of Net Expenses
 to Average Net Assets      1.20%         1.20%       1.20%           1.20% (a)
Ratio of Expenses
 Before Waiver to
 Average Net Assets         1.45%         1.45%       1.45%           1.45% (a)
Ratio of Net
 Investment Income
 (Loss) to Average Net
 Assets                    (0.31%)      (0.05%)     58.00%           5.36% (a)
Portfolio Turnover
 Rate                      15.59%       54.02%      96.94%           6.77%

Net Assets, End of
 Period (000's)         $  13,247     $ 11,556   $  9,731        $   4,665

(a) Annualized

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                           COMPREHENSIVE
                                            GROWTH FUND
                        -------------------------------------------------------
                                                                   For the
                                                                  Period from
                                                                   October 1,
                                                                  1997 (Date of
                                                                  Commencement
                         For the      For the      For the        of Investment
                        Year Ended   Year Ended   Year Ended       Operations)
                        December     December     December        to December
                        31, 2000     31, 1999     31, 1998         31, 1997


Net Asset Value,
 Beginning Period       $   35.20     $   26.44   $   24.44      $   25.14
                        _________     __________  _________      _________
Investment Operations
 Net Investment Income
  (Loss)                     0.12         (0.12)      (0.08)          0.33
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (4.04)         9.68        2.45          (0.27)
                        __________    __________  __________     __________
Total from Investment
 Operations                 (3.92)         9.56        2.37           0.06
                        __________    __________  __________     __________
Distributions
 Dividends from Net
  Investment Income             -             -           -          (0.33)
 Distributions from
  Net Realized Gains        (3.05)        (0.80)      (0.37)         (0.43)
                        __________    __________  __________     __________

Total from Distributions    (3.05)        (0.80)      (0.37)         (0.76)
                        __________    __________  __________     __________
Net Asset Value, End
 of Period              $   28.23     $   35.20   $   26.44      $   24.44
                        ==========    ==========  ==========     ==========

Total Return               (11.14%)       36.16%       9.70%          0.28%
Ratio of Net Expenses
 to Average Net Assets       1.20%         1.20%       1.20%          1.20% (a)
Ratio of Expenses
 Before Waiver to
 Average Net Assets          1.45%         1.45%       1.45%          1.45% (a)
Ratio of Net
 Investment Income
 (Loss) to Average Net
 Assets                     (0.29%)       (0.38%)     (0.43%)         5.12% (a)
Portfolio Turnover
 Rate                       42.19%        59.86%      48.23%         22.39%

Net Assets, End of
 Period (000's)          $  14,609      $ 12,898  $   10,434      $   3,592

(a) Annualized

                        THE DRESHER FAMILY OF FUNDS

                       NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 2000

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities traded on a national securities exchange are stated at the last reported sales price on the date of valuation. Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Funds' intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differ-ences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


                       THE DRESHER FAMILY OF FUNDS

                NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                         DECEMBER 31, 2000

NOTE I - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $4,942,795 and $1,761,104, respectively for The Dresher Classic Retirement Fund and $8,495,846 and $5,270,899, respectively for The Dresher Comprehensive Growth Fund.

At December 31, 2000, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $11,131,436 and for The Dresher Comprehensive Growth Fund was $12,675,198.

At December 31, 2000, the total unrealized appreciation and total unrealized depreciation was $1,454,346 and $631,121, respectively for The Dresher Classic Retirement Fund and $1,159,155 and $890,830, respectively for The Dresher Comprehensive Growth Fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Funds' investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least December 31, 2001 . Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the period January 1, 2000 to December 31, 2000, the Advisor was due $164,357 and $175,764 and waived $34,236 and $36,611 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.

                         THE DRESHER FAMILY OF FUNDS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                           DECEMBER 31, 2000

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent, transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the year ended December 31, 2000, NFA Brokerage, Inc. received $34,236 and $36,611 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

Classic Retirement Fund:

On December 22, 2000, a distribution of $.92 per share was declared. The dividend was paId on December 28, 2000 to shareholders of record on December 27, 2000.

The tax character of distributions paid during 2000 and 1999 was as follows:


                               2000             1999
                               ----             ----
Distributions paid from:
Net realized gains         $ 413,838        $ 104,259


                            THE DRESHER FAMILY OF FUNDS

                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                DECEMBER 31, 2000

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS (continued)     .

Comprehensive Growth Fund:

On December 22, 2000, a distribution of $3.05 per share was declared. The dividend was paid on December 28, 2000 to shareholders of record on December 27, 2000.

The tax character of distributions paid during 2000 and 1999 was as follows:

                               2000            1999
                               ----            ----
Distributions paid from:
Net realized gains         $ 1,426,229      $ 285,150


As of December 31, 2000, the components of distributable earnings on a tax basis were as follows:

Classic Retirement Fund:

      Unrealized appreciation    $ 823,225

Comprehensive Growth Fund:

      Unrealized appreciation    $ 268,325


NOTE 5 - PROPOSED AGREEMENT BETWEEN THE NATIONAL ADVISORY GROUP, INC. AND PENNROCK FINANCIAL SERVICES CORP.

On December 22, 2000 the shareholders of The National Advisory Group, Inc. (National), the corporate parent for the Funds' investment manager, distributor and transfer agent, entered into an agreement with PennRock Financial Services Corp. (PennRock), a Pennsylvania bank holding company, pursuant to which PennRock will acquire all of the outstanding shares of stock of National.

The transaction is expected to close in the first quarter of 2001. As of the closing date of the transaction, the Funds' investment advisory agreement with National Financial Advisors, Inc. will be deemed to have been assigned and, therefore, will terminate pursuant to the requirements of the Investment Company Act. The Funds' Board of Trustees has approved a new investment advisory

                          THE DRESHER FAMILY OF FUNDS

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                              DECEMBER 31, 2000

NOTE 5 PROPOSED AGREEMENT BETWEEN THE NATIONAL ADVISORY GROUP, INC. AND PENNROCK FINANCIAL SERVICES CORP. (continued)

agreement with National Financial Advisors, Inc. which is substantially identical to the current investment advisory agreement, except for dates of execution and termination. The new investment advisory agreement will become effective upon termination of the current investment advisory agreement. In addition, National Financial Advisors, Inc. has agreed to continue to voluntarily reduce its management fee for at least two years following the completion of the transaction so that each Fund's actual operating expenses will not exceed 1.20% of assets, not including extraordinary expenses. The Board of Trustees will seek Fund shareholder approval of the new investment advisory agreement and the election of trustees through a proxy solicitation. Completion of the stock sale transaction is subject to receiving such shareholder approval of the new investment advisory agreement and the election of the trustees.

                         INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Dresher Family of Funds -

        The Dresher Classic Retirement Fund
        The Dresher Comprehensive Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, for The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 2000 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for the three years then ended and the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and financial highlights for each of the three years then ended and the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997 in conformity with generally accepted accounting principles.

Abington, Pennsylvania                     Sanville & Company
February 12, 2001                          Certified Public Accountants



SERVICING AGENTS

INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

CUSTODIAN:

Firstrust Savings Bank
1931 Cottman Avenue
Philadelphia, Pennsylvania 19111

BROKER-DEALER/DISTRIBUTOR:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025

INDEPENDENT ACCOUNTANTS:

Sanville & Company
1514 Old York Road
Abington, Pennsylvania 19001

LEGAL COUNCIL:

Robert Patrylak, Esq.
30 W. Lodges Lane
Bala Cynwyd, Pennsylvania 19004